BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Communication Services - 11.9%
Interactive Media & Services - 10.1%
Alphabet, Inc. - Class A	93,873	$36,122,331
Meta Platforms, Inc. - Class A	28,087	17,186,716
		53,309,047
Movies & Entertainment - 1.8%
Roku, Inc. (a)	83,579	9,741,968
Total Communication Services		63,051,015

Consumer Discretionary - 10.6%
Apparel, Accessories & Luxury Goods - 1.2%
Ralph Lauren Corp.	17,991	6,452,292

Broadline Retail - 0.6%
Kohl's Corp.	219,566	3,111,250

Footwear - 0.4%
Deckers Outdoor Corp. (a)	21,984	2,246,765

Hotels, Resorts & Cruise Lines - 8.4%
Carnival Corp. (a)	566,372	15,014,522
Expedia Group, Inc.	119,064	29,571,926
		44,586,448
Total Consumer Discretionary		56,396,755

Consumer Staples - 3.5%
Consumer Staples Merchandise Retail - 1.9%
Costco Wholesale Corp.	2,585	2,622,560
Dollar General Corp.	41,001	4,751,196
Target Corp.	19,186	2,489,383
		9,863,139
Food Distributors - 0.6%
Andersons, Inc.	40,366	3,170,346

Packaged Foods & Meats - 0.5%
Tyson Foods, Inc. - Class A	42,389	2,715,863

Soft Drinks & Non-alcoholic Beverages - 0.5%
Primo Brands Corp.	130,085	2,651,132
Total Consumer Staples		18,400,480

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Energy - 1.2%
Oil & Gas Exploration & Production - 0.6%
Talos Energy, Inc. (a)	199,846	$3,181,548

Oil & Gas Storage & Transportation - 0.6%
TC Energy Corp.	48,234	3,228,302
Total Energy		6,409,850

Financials - 16.3%
Asset Management & Custody Banks - 3.1%
Bank of New York Mellon Corp.	21,541	2,894,464
Northern Trust Corp.	18,486	3,074,961
State Street Corp.	68,372	10,449,977
		16,419,402
Consumer Finance - 3.8%
EZCORP, Inc. - Class A (a)	150,295	4,926,670
SLM Corp.	556,543	12,845,013
Synchrony Financial	33,776	2,573,731
		20,345,414
Investment Banking & Brokerage - 6.8%
Goldman Sachs Group, Inc.	23,096	21,335,392
Morgan Stanley	16,272	3,101,280
StoneX Group, Inc. (a)	79,092	8,386,125
Virtu Financial, Inc. - Class A	61,307	3,044,506
		35,867,303
Property & Casualty Insurance - 0.6%
Allstate Corp.	15,534	3,374,917

Regional Banks - 1.1%
First Horizon Corp.	117,674	2,937,143
Wintrust Financial Corp.	17,122	2,578,059
		5,515,202
Transaction & Payment Processing Services - 0.9%
WEX, Inc. (a)	32,648	4,907,974
Total Financials		86,430,212

Health Care - 8.5%
Biotechnology - 6.7%
AnaptysBio, Inc. (a)	43,316	2,847,161
Bridgebio Pharma, Inc. (a)	214,839	15,277,201
Incyte Corp. (a)	27,893	2,657,366
Natera, Inc. (a)	12,680	2,614,109
PTC Therapeutics, Inc. (a)	74,594	4,853,086
Sarepta Therapeutics, Inc. (a)	181,681	3,793,499

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Travere Therapeutics, Inc. (a)	81,126	$3,417,027
		35,459,449
Health Care Equipment - 1.1%
Novocure Ltd. (a)	211,669	3,219,486
Omnicell, Inc. (a)	61,926	2,564,975
		5,784,461
Pharmaceuticals - 0.7%
Liquidia Corp. (a)	95,078	3,728,008
Total Health Care		44,971,918

Industrials - 9.1%
Aerospace & Defense - 1.9%
HEICO Corp.	18,003	4,859,370
V2X, Inc. (a)	76,745	5,204,078
		10,063,448
Commercial Printing - 0.6%
Deluxe Corp.	100,754	3,138,487

Industrial Machinery & Supplies & Components - 0.9%
Parker-Hannifin Corp.	2,648	2,408,144
Watts Water Technologies, Inc. - Class A	8,563	2,570,270
		4,978,414
Passenger Airlines - 2.0%
Allegiant Travel Co. (a)	40,944	3,097,004
Copa Holdings SA - Class A	40,231	4,653,922
United Airlines Holdings, Inc. (a)	29,183	2,626,470
		10,377,396
Trading Companies & Distributors - 3.7%
AerCap Holdings NV	136,847	19,461,012
Total Industrials		48,018,757

Information Technology - 27.1% (b)
Application Software - 1.6%
Autodesk, Inc. (a)	10,702	2,536,374
Palantir Technologies, Inc. - Class A (a)	22,596	3,143,330
Zoom Communications, Inc. - Class A (a)	28,796	2,797,531
		8,477,235
Communications Equipment - 4.3%
ADTRAN Holdings, Inc. (a)	179,665	3,178,274
Arista Networks, Inc. (a)	114,309	19,742,307
		22,920,581
Semiconductors - 16.5%
Advanced Micro Devices, Inc. (a)	22,565	7,999,067
Cirrus Logic, Inc. (a)	130,475	21,277,863

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Marvell Technology, Inc.	21,462	$3,544,449
Micron Technology, Inc.	30,360	15,700,978
NVIDIA Corp.	194,028	38,722,168
		87,244,525
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	92,194	25,016,842
Total Information Technology		143,659,183

Materials - 6.1%
Fertilizers & Agricultural Chemicals - 4.2%
CF Industries Holdings, Inc.	177,966	22,103,377

Gold Mining - 1.9%
Eldorado Gold Corp.	331,047	10,292,251
Total Materials		32,395,628

Utilities - 4.7%
Electric Utilities - 2.0%
Edison International	65,595	4,558,197
PG&E Corp.	380,147	6,318,043
		10,876,240
Gas Utilities - 2.7%
UGI Corp.	392,936	14,181,060
Total Utilities		25,057,300
TOTAL COMMON STOCKS (Cost $454,274,330)		524,791,098

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Real Estate - 1.0%
Retail REITs - 1.0%
Simon Property Group, Inc.	26,645	5,427,853
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,714,256)		5,427,853

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.58% (c)	704,281	704,281
TOTAL MONEY MARKET FUNDS (Cost $704,281)		704,281

TOTAL INVESTMENTS - 100.1% (Cost $459,692,867)		$530,923,232
Liabilities in Excess of Other Assets - (0.1)%		(648,282)
TOTAL NET ASSETS - 100.0%		$530,274,950

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BURNEY U.S. FACTOR ROTATION ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

Burney U.S. Factor Rotation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$524,791,098	$—	$—	$524,791,098
Real Estate Investment Trusts	5,427,853	—	—	5,427,853
Money Market Funds	704,281	—	—	704,281
Total Investments	$530,923,232	$—	$—	$530,923,232

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.